Consolidated statements of shareholders' equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Ordinary shares issuance costs	$ 1,109
Convertible notes issuance costs	$ 2,842